DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 923,251	$ 2,052,817	$ 3,007,866	$ 6,145,465	$ 7,836,579	$ 10,029,579
Discontinued operations for IST
Revenue	288,795		1,090,047
Net loss	107,639		(557)
Net liabilities of IST recognized gain on disposal of discontinued operations	$ 126,101		$ 126,101